Commitments and Contingencies - Future Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
CONTRACTUAL OBLIGATIONS MATURITY TABLE [Abstract]
2015	$ 28,380
2016	1,926
Total	$ 30,306